Progress Payments in Excess of Accumulated Costs With Respect to Projects (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accumulated Costs with Respect to Projects in Excess of Progress Payments [Abstract]
Advanced payments from customers	$ 2,606	$ 4,488
Accumulated costs	(1,254)	(1,998)
Progress payments in excess of accumulated costs with respect to projects	$ 1,352	$ 2,490